INCOME TAX - Reconciliation between the tax rate applied and relevant tax rate (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Income before taxes	$ 86,392,744	$ (26,835,992)	$ (8,834,826)
Tax rate	35.00%	34.00%	28.00%
Income for the year at tax rate	$ (30,121,478)	$ 9,238,345	$ 2,429,768
Contribution SGR (Mutual Guarantee Societies)	(42,000)	(585,418)	(1,751,560)
Tax inflation adjustment	2,918,227	(6,811,432)	679,484
Income tax return	(463,742)	108,563	160,725
Effect of tax rate change on deferred tax	579,705	5,332,012	4,620,424
Non-deductible results	1,621,267	30,542	418,617
Income tax	$ (34,734,935)	$ 11,164,078	$ (1,697,922)